Interest Rate Benchmark Reform (Tables)	6 Months Ended
Sep. 30, 2022
Text block [abstract]
Schedule of Quantitative Information About Financial Instruments That Have Yet To Be Transitioned To An Alternative Benchmark Rate
The following tables show quantitative information about financial instruments that have yet to be transitioned to an alternative benchmark rate at September 30, 2022 and March 31, 2022.

	At September 30, 2022
	USD LIBOR (1)	Others (1) (2)
	(In billions)
Carrying amount of non-derivative financial assets	¥13,944	¥39
Carrying amount of non-derivative financial liabilities	1,588	—
Derivative notional amounts	311,477	69

	At March 31, 2022
	USD LIBOR (1)	Others (1) (2)
	(In billions)
Carrying amount of non-derivative financial assets	¥13,330	¥370
Carrying amount of non-derivative financial liabilities	1,344	—
Derivative notional amounts	221,161	1,756

(1)	The amounts in the tables above are the aggregation of the amounts used for regulatory reporting of SMFG, SMBC, SMBC’s subsidiaries and SMBC Nikko Securities Inc.
(2)
“Others” consists of JPY and GBP LIBOR contracts, most of which include contracts that will switch to using alternative reference rates at the next reset after September 30, 2022 and March 31, 2022. It also includes, to a limited extent, synthetic LIBOR contracts that the Group utilized as a temporary solution.